Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111



July 18, 2003


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:     Variable Annuity - 1 Series Account of
        Great-West Life & Annuity Insurance Company
        Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File No. 333-01153

Ladies and Gentlemen:

In lieu of filing the form of Prospectus for the Variable Annuity - 1 Series Account (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

        (1)   the form of prospectus that would have been filed under paragraph
              (c) of Rule 497 does not differ from that contained in post-effective amendment no. 12 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement.

        (2) the text of post-effective amendment no. 12 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on July 14, 2003.

If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737-3831.

VARIABLE ANNUITY - 1 SERIES ACCOUNT
(Registrant)

By:      /s/ David T. Buhler
         Senior Associate Counsel
         Great-West Life & Annuity Insurance Company